Stock Based Compensation	12 Months Ended
Oct. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 8 - Stock Based Compensation

The Company issues shares of its common stock to employees and non-employees as compensation for services provided. Stock based compensation related to employees is accounted for in accordance with FASB ASC 718-10 and ASC 505-50 for non-employees. All shares, except those listed below, issued during fiscal years 2012 and 2011 were fully vested upon grant of the shares or no later than the respective year end dates.

Employees and Board Members

Measurement of compensation cost related to shares of common stock issued to employees is based on the grant date fair value of the shares. Fair value was determined through the use of quoted prices in the trading market for the Company’s shares (OTCBB) or arms-length exchanges of shares for cash in private transactions, in periods that quoted market prices were not available.

On November 21, 2011, the Company issued 2,500,000 shares of common stock to Andrew Kielbania, the Company’s Chief Scientific Officer as compensation for assisting the Company for developing the Company’s products.  The shares were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions.  The transaction was recorded as $200,000 to Research and Development Expense for the year ended October 31, 2011.

The Company issued 500,000 shares each, respectively, to Frank Battafarano and Ronald Del Mauro on November 21, 2011 pursuant to their agreements to participate as members of the Company’s board of directors.  The shares for services were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions for an initial total cost to the Company of $80,000.  Subsequently, Mr.Battafarano and Mr. Del Mauro resigned prior to the end of their terms, and the Company is in the process of canceling the original certificates and reissuing the shares in amounts of 160,000 and 200,000, respectively which resulted in a reduction of the total cost of these agreements of $47,200 for the year ended October 31, 2012

On February 28, 2011, the Company received approval and registration from the EPA in response to the Company's regulatory application for its Ygiene® 206 formulation.   In conjunction with the recent EPA approval and the verbal agreement entered into, the Chief Scientific Officer earned 555,822 restricted shares of common stock on February 28, 2011.    The value of the stock based compensation was $289,027 which was based on the closing price of the Company’s common stock on February 28, 2011.  The Company issued the shares on April 18, 2011.  The Company recognized the expense as research and development and increased common stock and additional paid in capital accordingly.